Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Changes in Provisions
(a)	Changes in provisions for the year ended December 31, 2020 are as follows:

(In millions of won)
	Warranties(*)		Others	Total

Balance at January 1, 2020	~~W~~	230,262	26,381	256,643
Additions (reversal)		309,112	(10,697)	298,415
Usage		(267,179)	(778)	(267,957)

Balance at December 31, 2020	~~W~~	272,195	14,906	287,101

Current	~~W~~	182,562	14,906	197,468
Non-current	~~W~~	89,633	—	89,633

(b)	Changes in provisions for the year ended December 31, 2021 are as follows:

(In millions of won)
	Warranties(*)		Others	Total

Balance at January 1, 2021	~~W~~	272,195	14,906	287,101
Additions (reversal)		216,873	(5,659)	211,214
Usage		(231,942)	—	(231,942)

Balance at December 31, 2021	~~W~~	257,126	9,247	266,373

Current	~~W~~	164,184	9,247	173,431
Non-current	~~W~~	92,942	—	92,942

(*)
Product warranties on defective products are normally applicable for warranty periods from the date of customer’s purchase. The provision is calculated by using historical and anticipated rates of warranty claims, and costs per claim to satisfy the Group’s warranty obligation.